Fees to auditors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fees to auditors
Audit fees	$ 172	$ 177
Audit related fees	50	108
Other fees	156	328
Total fees	$ 378	$ 613